Consolidated Income Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Profit (loss) [abstract]
Interest and similar income	£ 2,970	£ 3,001
Interest expense and similar charges	(1,302)	(1,190)
Net interest income	1,668	1,811
Fee and commission income	539	584
Fee and commission expense	(204)	(204)
Net fee and commission income	335	380
Net trading and other income	118	121
Total operating income	2,121	2,312
Operating expenses before credit impairment losses, provisions and charges	(1,257)	(1,283)
Credit impairment losses	(69)	(91)
Provisions for other liabilities and charges	(206)	(33)
Total operating credit impairment losses, provisions and charges	(275)	(124)
Profit before tax	589	905
Tax on profit	(170)	(233)
Profit after tax for the period	419	672
Attributable to:
Equity holders of the parent	410	660
Non-controlling interests	9	12
Profit after tax for the period	£ 419	£ 672